PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4	-	PROPERTY AND EQUIPMENT, NET

	US dollars
	June 30,	December 31,
	2012	2011	2010
	(unaudited)
Computers	77,408	75,982	68,704
Furniture and office equipment	105,664	108,485	74,879
Leasehold improvements	22,793	23,401	25,195
	205,865	207,868	168,778
Less - accumulated depreciation	(134,075)	(125,000)	(111,428)
	71,790	82,868	57,350

In the six month periods ended June 30, 2012 and 2011, and in the years ended December 31, 2011, 2010 and 2009, depreciation was US$ 12,741, US$ 10,398, US$ 23,045, US$ 19,153 and US$ 20,837, respectively, and additional equipment was purchased in an amount of US$ 3,516, US$ 47,750, US$ 54,619, US$ 8,725 and US$ 5,007, respectively.